CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Non-cash Working Capital
GST receivable	$ 2,489	$ (2,116)	$ 610
Accounts payable and accrued liabilities	435,409	112,924	27,659
Due to related parties	(288,361)	92,313	(22,432)
Changes in non-cash working capital	149,537	203,121	5,837
Supplemental information
Interest expense included in convertible debt	33,976	45,571	79,513
Interest expense included in due to related parties	$ 3,301	$ 978	$ 928